Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Cash and cash equivalents:

Cash and cash equivalents comprise cash balances and call deposits with maturities of three months or less from the acquisition date that are subject to an insignificant risk of changes in their fair value, and are used by the company in the management of its short-term commitments.

b.	Intangible assets:

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates.

Amortization expense on intangible assets with finite lives is recognized in the statement of comprehensive loss in the expense category that is consistent with the function of the intangible assets.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable If not, the change in useful life from indefinite to finite is made on a prospective basis.

Gains or losses arising from de-recognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the statement of profit or loss when the asset is derecognized.

Research and development costs

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Company can demonstrate:

-	The technical feasibility of completing the intangible asset so that the asset will be available for use or sale
-	Its intention to complete and its ability to use or sell the asset
-	How the asset will generate future economic benefits
-	The availability of resources to complete the asset
-	The ability to measure reliably the expenditure during development
-	The ability to use the intangible asset generated

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. Amortization is recorded in cost of sales During the period of development, the asset is tested for impairment annually.

At each balance sheet date, the Company reviews whether any events have occurred or changes in circumstances have taken place, which might indicate that there has been an impairment of the intangible assets. When such indicators of impairment are present, the Company evaluates whether the carrying value of the intangible asset in the Company’s accounts can be recovered from the cash flows anticipated from that asset, and, if necessary, records an impairment provision up to the amount needed to adjust the carrying amount to the recoverable amount.

c.	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares are recognized as a deduction from equity, net of any tax effects.

d.	Basic and Diluted loss per Share:

Basic loss per share is computed based on the weighted average number of common shares outstanding during each period. Diluted loss per share is computed based on the weighted average number of common shares outstanding during each period, plus dilutive potential common shares considered outstanding during the period.

e.	Share-based payments

Suppliers of the company receive remuneration in the form of share-based payments, whereby suppliers render services as consideration for equity instruments (equity-settled transactions).

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

That cost is recognized, together with a corresponding increase in other capital reserves in equity, over the period in which the performance and/or service conditions are fulfilled in employee benefits expense. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the company’s best estimate of the number of equity instruments that will ultimately vest. The statement of profit or loss expense or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recognized in employee benefits expense.

No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions for which vesting is conditional upon a market or non-vesting condition. These are treated as vesting irrespective of whether or not the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

f.	Financial instruments:

(i) Non-derivative financial

The Company initially recognizes loans and receivables on the date that they are originated. All other financial assets (including assets designated as at fair value through profit or loss) are recognized initially on the trade date, which is the date that the company becomes a party to the contractual provisions of the instrument.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in such transferred financial assets that is created or retained by the Company is recognized as a separate asset or liability.

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the company has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

The Company classifies non-derivative financial assets into the following categories: Financial assets at fair value, through profit or loss, held-to-maturity financial assets, loans and receivables, and available-for-sale financial assets.

Financial assets at fair value through profit or loss:

A financial asset is classified as at fair value through profit or loss if it is classified as held for trading or is designated as such on initial recognition. Financial assets are designated as at fair value through profit or loss if the company manages such investments and makes purchase and sale decisions based on their fair value in accordance with the company’s documented risk management or investment strategy. Attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value and changes therein, which takes into account any dividend income, are recognized in profit or loss.

Financial assets designated as at fair value through profit or loss comprise equity securities that otherwise would have been classified as available for sale.

Loans and receivables:

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses. Loans and receivables comprise cash and cash equivalents, and trade and other receivables. The carrying amount of short-term loans and receivables approximates fair value due to the short-term period.

(ii) Non-derivative financial liabilities

The company initially recognizes debt securities issued and subordinated liabilities on the date that they are originated. All other financial liabilities (including liabilities designated as at fair value through profit or loss) are recognized initially on the trade date, which is the date that the company becomes a party to the contractual provisions of the instrument.

The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

The Company classifies non-derivative financial liabilities into the other financial liabilities category. Such financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

Other financial liabilities comprise loans and borrowings, bank overdrafts, and trade and other payables.

g.	Taxes:

Tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. Current tax payable also includes any tax liability arising from the declaration of dividends.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is not recognized for:

-	Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
-	Temporary differences related to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future; and
-	Taxable temporary differences arising on the initial recognition of goodwill Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same Tax Authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

h.	Statement of cash flows:

The statement of cash flows from current operations is presented using the indirect method, whereby interest amounts paid and received by the Company are included in the cash flows in current operations.

i.	Fair value measurement:

The Company measures financial instruments, such as, derivatives, and non-financial assets such as investment properties, at fair value at each balance sheet date. Also, fair values of financial instruments measured at amortized cost are disclosed in Note 11.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

1. In the principal market for the asset or liability, or

2. In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to by the Company. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interests.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the value measurement as a whole:

1.	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets liabilities.
2.	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value.
3.	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

As of December 31, 2016 and 2015, the carrying value of accounts payable and loans that are required to be measured at fair value, approximated fair value due to the short-term nature and maturity of these instruments.

j.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term deposits and trade receivables.

k.	Adoption of new and revised Standards and interpretations:

New standards and amendments not yet adopted

IFRS 15, Revenue from Contracts with Customers

IFRS 15 replaces the current guidance regarding recognition of revenues and presents a new model for recognizing revenue from contracts with customers. IFRS 15 provides two approaches for recognizing revenue: at a point in time or over time. The model includes five steps for analyzing transactions so as to determine when to recognize revenue and at what amount. Furthermore, IFRS 15 provides new and more extensive disclosure requirements than those that exist under current guidance.

IFRS 15 is applicable for annual periods beginning on or after January 1, 2018 and earlier application is permitted. IFRS 15 includes various alternative transitional provisions, so that companies can choose between one of the following alternatives at initial application: full retrospective application, full retrospective application with practical expedients, or application as from the mandatory effective date, with an adjustment to the balance of retained earnings at that date in respect of transactions that are not yet complete. The company has not yet commenced examining the effects of adopting IFRS 15.

IFRS 9, Financial Instruments

IFRS 9, “Financial instruments”, addresses the classification, measurement and recognition of financial assets and financial liabilities. IFRS 9, published in July 2014, replaces the existing guidance in IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 includes revised guidance on the classification and measurement of financial instruments, a new expected credit loss model for calculating impairment on financial assets, and new general hedge accounting requirements. It also carries forward the guidance on recognition and derecognition of financial instruments from IAS 39. IFRS 9 is effective for annual reporting periods beginning on or after 1 January 2018, with early adoption permitted. The Company is assessing the potential impact on its financial statements resulting from the application of IFRS 9. The implementation of this standard will not have a material effect on the financial statements.

IFRS 16, Leases

The standard requires lessees, with certain exceptions, to recognize a lease liability reflecting future lease payments and a “right of use asset” for lease contracts. The standard is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted if IFRS 15, “Revenue from contracts with customers”, is also applied. The implementation of this standard will not have a material effect on the financial statements.

Disclosure Initiative (Amendments to IAS 7)

The amendments require disclosures that enable users of financial statements to evaluate changes in liabilities arising from financial activities, including both changes arising from cash flow and non-cash changes. The amendments are effective for annual periods beginning on or after 1 January 2017, with early adoption permitted. To satisfy the new disclosure requirements the Company intends to present reconciliation between the opening and closing balances for liabilities with changes arising from financial activities.

Recognition of Deferred Tax Assets for Unrealized Losses (Amendments to IAS 12)

The amendments clarify the accounting for deferred tax assets for unrealized losses for debt instruments measured at fair value. The amendments are effective for annual periods beginning on or after 1 January 2017, with early adoption permitted. The Company is assessing the potential impact on its financial statements resulting from the amendments. So far, the Company does not expect any significant impact.

IFRS 2, Classification and Measurement of Share-based Payment Transactions Amendments to IFRS 2

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled. On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The amendments are effective for annual periods beginning on or after 1 January 2018, with early application permitted. The Company is assessing the potential effect of the amendments on its financial statements, So far, the Company does not expect any significant impact.

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine the transaction date for each payment or receipt of advance consideration. Entities may apply the amendments on a fully retrospective basis. Alternatively, an entity may apply the Interpretation prospectively to all assets, expenses and income in its scope that are initially recognized on or after: (i) The beginning of the reporting period in which the entity first applies the interpretation, or (ii) The beginning of a prior reporting period presented as comparative information in the financial statements of the reporting period in which the entity first applies the interpretation. The Interpretation is effective for annual periods beginning on or after 1 January 2018. Early application of interpretation is permitted and must be disclosed. However, since the Company’s current practice is in line with the Interpretation, the Çompany does not expect any effect on its consolidated financial statements.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment. The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

●	Whether an entity considers uncertain tax treatments separately

●	The assumptions an entity makes about the examination of tax treatments by taxation authorities

●	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

●	How an entity considers changes in facts and circumstances

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments.

The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after 1 January 2019, but certain transition reliefs are available. The Group will apply interpretation from its effective date. Since the Group operates in a complex multinational tax environment, applying the Interpretation may affect its consolidated financial statements and the required disclosures. In addition, the Group may need to establish processes and procedures to obtain information that is necessary to apply the Interpretation on a timely basis